SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value Added Tax Rate (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Insurance premiums payable
Insurance premiums payable	$ 1,656	$ 5,876
Value Added Tax
Value added tax rate	6.00%